ALPS Variable Investment Trust

1290 Broadway, Suite 1100

Denver, Colorado  80203

April 29, 2016

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: ALPS Variable Investment Trust (the “Trust”)

File Nos.

333-139186

811-21987

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectuses and Statements of Additional Information for all Portfolios of the Trust effective April 30, 2016 do not differ from those filed in Post-Effective Amendment No. 31 which was filed electronically via EDGAR on April 1, 2016.

Sincerely,

/s/ Alex J. Marks
Secretary